BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (19.9%)
$2,950,000	Atalaya Equipment Leasing Trust 21-1 2021-1A1	05/15/26	1.230%	$2,933,443
800,000	BMW Vehicle Lease Trust 2022-1	05/28/24	0.670	798,518
2,480,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	1.341	2,480,751
1,830,000	Carlyle Global Market Strategies CLO, Ltd. 2012-4A (3- Month USD-LIBOR + 1.080%)[1,2]	04/22/32	1.339	1,827,168
3,000,000	Credit Acceptance Auto Loan Trust 2021-2A1	02/15/30	0.960	2,958,681
2,558,981	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	2,567,422
3,758,931	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	3,733,469
117,564	Drive Auto Receivables Trust 2021-1	12/15/23	0.360	117,549
1,500,000	Drive Auto Receivables Trust 2021-3	01/15/25	0.520	1,495,905
2,830,000	Dryden 72 CLO, Ltd. 2019-72A (3-Month USD-LIBOR + 1.080%)[1,2]	05/15/32	1.236	2,828,394
1,287,836	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	1,294,331
1,975,140	Foursight Capital Automobile Receivables Trust 2021-1[1]	08/15/24	0.400	1,974,238
2,066,132	FREED ABS Trust 2021-1CP1	03/20/28	0.660	2,062,874
880,000	GM Financial Consumer Automobile Receivables Trust 2022-1	02/18/25	0.760	878,212
6,000,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD- LIBOR + 0.970%)[1,2]	04/25/29	1.228	6,004,688
5,100,000	Neuberger Berman Loan Advisers CLO 25, Ltd. 2017-25A (3- Month USD-LIBOR + 0.930%)[1,2]	10/18/29	1.171	5,101,530
5,000,000	Northwoods Capital XVII, Ltd. 2018-17A (3-Month USD- LIBOR + 1.060%)[1,2]	04/22/31	1.319	4,985,994
1,850,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month USD-LIBOR + 1.150%)[1,2]	05/12/31	1.304	1,849,084
1,820,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	1,782,441
2,215,020	Oscar US Funding XII LLC 2021-1A1	03/11/24	0.400	2,190,532
1,230,000	Parliament CLO II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	1.510	1,230,793
2,750,000	Pawneee Equipment Receivables LLC Series 2021-1[1]	07/15/27	1.100	2,717,651
1,344,409	United Auto Credit Securitization Trust 2021-1[1]	07/10/23	0.340	1,344,053
3,833,197	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	3,826,185
	Total Asset Backed Securities (Cost $59,200,673)			58,983,906

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.5%)
3,340,538	ACRE Commercial Mortgage, Ltd. 2021-FL4 (1-Month USD- LIBOR + 0.830%)[1,2]	12/18/37	0.933	3,324,971
5,550,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,2]	02/15/38	1.064	5,523,915
2,110,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD- LIBOR + 0.801%)[1,2]	04/15/38	0.907	2,101,960

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
5,346,777	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	0.956%	$5,334,587
	Total Commercial Mortgage Backed Securities (Cost $16,346,134)			16,285,433

	CORPORATE BONDS (41.6%)
	AEROSPACE/DEFENSE (1.8%)
5,255,000	Boeing Co.	10/30/22	2.200	5,297,892

	AUTO MANUFACTURERS (1.8%)
2,950,000	Daimler Trucks Finance North America LLC[1]	12/14/23	1.125	2,920,786
2,515,000	Toyota Motor Credit Corp. (SOFR + 0.350%)[2]	06/13/23	0.400	2,515,000
				5,435,786
	BANKS (9.3%)
5,395,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	5,519,614
3,335,000	Canadian Imperial Bank of Commerce	12/14/23	0.500	3,267,490
5,580,000	HSBC Holdings Plc (3-Month USD-LIBOR + 1.055%)[2]	03/13/23	3.262	5,593,394
2,000,000	JPMorgan Chase & Co.	09/23/22	3.250	2,031,524
1,960,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	1,945,548
5,640,000	KeyBank NA	03/10/23	1.250	5,641,728
1,615,000	Santander Holdings USA, Inc.	03/28/22	3.700	1,618,926
2,000,000	Westpac Banking Corp.	06/28/22	2.500	2,015,972
				27,634,196
	BIOTECHNOLOGY (0.4%)
1,312,000	Gilead Sciences, Inc.	09/29/23	0.750	1,297,543

	COMPUTERS (1.8%)
5,000,000	Hewlett Packard Enterprise Co.	10/02/23	4.450	5,223,929

	DIVERSIFIED FINANCIAL SERVICES (3.1%)
1,045,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	10/29/24	1.750	1,028,266
2,500,000	American Express Co.	05/20/22	2.750	2,511,126
5,510,000	Capital One Financial Corp.	05/11/23	2.600	5,582,955
				9,122,347
	ELECTRIC (3.9%)
2,000,000	Alexander Funding Trust[1]	11/15/23	1.841	1,991,288
3,655,000	New York State Electric & Gas Corp.	05/01/23	5.750	3,840,874
1,125,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	1,120,050
4,590,000	Southern California Edison Co.	04/01/24	1.100	4,528,565
				11,480,777
	HEALTHCARE-PRODUCTS (0.5%)
1,350,000	Zimmer Biomet Holdings, Inc.	04/01/22	3.150	1,352,699

	INSURANCE (7.7%)
5,250,000	Athene Global Funding[1]	07/01/22	3.000	5,299,882

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$1,735,000	Enstar Group, Ltd.	03/10/22	4.500%	$1,739,171
1,600,000	Five Corners Funding Trust[1]	11/15/23	4.419	1,675,215
5,625,000	Guardian Life Global Funding[1]	05/08/22	2.500	5,655,033
5,760,000	New York Life Global Funding[1]	10/21/23	0.400	5,677,025
3,000,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	2,931,477
				22,977,803
	INVESTMENT COMPANIES (0.6%)
1,750,000	Ares Capital Corp.	02/10/23	3.500	1,783,771

	MACHINERY-CONSTRUCTION & MINING (1.9%)
5,605,000	Caterpillar Financial Services Corp.	09/06/22	1.900	5,646,003

	MEDIA (1.4%)
4,000,000	Sky, Ltd.[1]	11/26/22	3.125	4,070,281

	OIL & GAS (3.9%)
5,670,000	Chevron Corp.	06/24/23	3.191	5,806,430
5,605,000	Exxon Mobil Corp.	04/15/23	1.571	5,632,389
				11,438,819
	PHARMACEUTICALS (1.7%)
2,500,000	AbbVie, Inc.	11/06/22	2.900	2,534,793
2,500,000	AbbVie, Inc.	11/21/22	2.300	2,525,566
				5,060,359
	SEMICONDUCTORS (0.7%)
2,000,000	QUALCOMM, Inc.	01/30/23	2.600	2,030,406

	SOFTWARE (1.1%)
3,345,000	Oracle Corp.	05/15/22	2.500	3,353,133
	Total Corporate Bonds
	(Cost $124,143,406)			123,205,744

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.5%)
4,354,279	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	0.804	4,341,336
	Total Residential Mortgage Backed Securities
	(Cost $4,354,278)			4,341,336

	U.S. TREASURY BILLS (31.8%)
23,750,000	U.S. Treasury Bill[3]	03/10/22	0.000	23,748,918
9,600,000	U.S. Treasury Bill[3]	02/10/22	0.000	9,599,896
7,650,000	U.S. Treasury Bill[3]	02/24/22	0.000	7,649,763
11,900,000	U.S. Treasury Bill[3]	04/14/22	0.000	11,896,781
35,500,000	U.S. Treasury Bill[3]	04/21/22	0.000	35,487,049

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	U.S. TREASURY BILLS (continued)
6,000,000	U.S. Treasury Bill[3]	04/28/22	0.000	5,997,313
	Total U.S. Treasury Bills
	(Cost $94,387,799)			94,379,720

TOTAL INVESTMENTS (Cost $298,432,290)[4]	100.3%	$297,196,139
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)%	(912,328)
NET ASSETS	100.0%	$296,283,811

1	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2022 was $ 112,061,092 or 37.8% of net assets.
Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2022

2	coupon or interest rate.

3	Security issued with zero coupon. Income is recognized through accretion of discount.

4	The aggregate cost for federal income tax purposes is $298,432,290, the aggregate gross unrealized appreciation is $13,249 and the aggregate gross unrealized depreciation is $1,249,400, resulting in net unrealized depreciation of $1,236,151.

Abbreviations:

LIBOR	–	London Interbank Offered Rate.
SOFR	–	Secured Overnight Financing Rate.

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Partner Fund – Select Short Term Assets (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022.

	Unadjusted Quoted
	Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	January 31, 2022
Asset Backed Securities	$–	$58,983,906	$–	$58,983,906
Commercial Mortgage Backed Securities	–	16,285,433	–	16,285,433
Corporate Bonds	–	123,205,744	–	123,205,744
Residential Mortgage Backed Securities	–	4,341,336	–	4,341,336
U.S. Treasury Bills	–	94,379,720	–	94,379,720
Total Investment, at value	$–	$297,196,139	$–	$297,196,139

BBH PARTNER FUND - SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.